3 Application of critical estimates and judgments	12 Months Ended
Dec. 31, 2020
Application Of Critical Estimates And Judgments
Application of critical estimates and judgments
3	Application of critical estimates and judgments

Critical estimates and judgments are those that require the most difficult, subjective or complex judgments by management, usually as a result of the need to make estimates that affect issues that are inherently uncertain. Estimates and judgments are continually reassessed and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results can differ from planned results due to differences in the variables, assumptions or conditions used in making estimates.

Estimates and assumptions are continuously revised. Changes in estimates are recognized prospectively. Actual results may differ from such estimates.

3.1	Judgments

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements include the following:

(a)	Note 14.b - Lease term: whether the Company is reasonably certain to exercise extension options.

(b)	Useful life of assets

The Company recognizes the depreciation and amortization of its property, plant and equipment (“tangible assets”) and intangible assets with estimated useful life approved by the Company’s technicians with experience managing Braskem’s plants. The useful lives of assets are reviewed at each reporting date by the Company’s technicians.

The main factors that are taken into consideration in the definition of the useful life of the assets that compose the Company’s industrial plants are the information of manufacturers of machinery and equipment, level of the plants’ operations, quality of preventive and corrective maintenance and the prospects of technological obsolescence of assets.

The useful lives applied to the assets determined the following average (%) depreciation and amortization rates, using the straight-line method:

	2020	2019
Buildings and improvements	2.82	6.23
Machinery, equipment and installations	6.31	7.04
Furniture and fixtures	10.03	10.02
IT equipment	20.23	20.60
Lab equipment	9.57	9.52
Security equipment	9.54	9.39
Vehicles	18.89	18.88
Other	13.55	15.72

Information on property, plant and equipment is presented in Note 12.

3.2	Uncertainties on assumptions and estimates

The information on uncertainties related to the assumptions and estimates at December 31, 2020 with significant risk of resulting in a significant adjustment to the accounting balances of assets and liabilities in the following fiscal year are as follows:

3.2.1	Deferred income tax (“IR”) and social contribution (“CSL”)

The recognition and the amount of deferred tax assets depend on the generation of future taxable income, which requires the use of an estimate related to the Company’s future performance. These estimates are included in the business plan, which is annually prepared by the Executive Board. This plan uses as main variables projections for the price of the products manufactured by the Company, price of inputs, growth of the gross domestic product of each country where the Company operates, exchange variation, interest rate, inflation rate and fluctuations in the supply and demand of inputs and finished products. In evaluating the plan, the Company uses its historical performance, strategic planning and market projections produced by specialized third party consulting firms, which are reviewed and supplemented based on Management’s experience.

Information on deferred income tax and social contribution is presented in Note 22(c).

3.2.2	Impairment test and analysis

(a)	Tangible and intangible assets with definite useful lives

Annually, or whenever it is necessary, the Company reviews the carrying amounts of its tangible and intangible assets with definite useful lives to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverability amount is estimated. This analysis is conducted to assess the existence of scenarios that could adversely affect its cash flow and, consequently, its ability to recover the investment in such assets. These scenarios arise from issues of a macroeconomic, legal, competitive, or technological nature.

Some significant and notable aspects considered by the Company in this analysis include: (i) the possibility of an oversupply of products manufactured by the Company or of a significant reduction in demand due to adverse economic factors; (ii) the prospects of material fluctuations in the prices of products and inputs; (iii) the likelihood of the development of new technologies or raw materials that could materially reduce production costs and consequently impact sales prices, ultimately leading to the full or partial obsolescence of the industrial facilities of the Company; and (iv) changes in the general regulatory environment that make the production process of Braskem infeasible or that significantly impact the sale of its products. For this analysis, the Company maintains an in-house team with a strategic vision of the business. If the aforementioned variables indicate any material risk to cash flows, the Management of Braskem conducts impairment tests in accordance with Note 3.2.2(b).

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs (“Cash Generating Units”).

The impairment value of an asset or CGU is the greatest of the value in use and its fair value less sales costs. The value in use is based on estimated future cash flows, discounted to present value using a discount rate before tax that reflects the current market assessments of the time value of money and the specific risks related to the asset or CGU.

When identifying whether cash inflows from an asset (or group of assets) are largely independent of cash inflows from other assets (or groups of assets), the Company considers several factors, such as: product lines, individual locations and the way Management monitors and makes decisions about the going-concern analysis.

(b)	Intangible assets with indefinite useful lives

The balances of goodwill arising from business combinations are tested for impairment once a year. Goodwill from business combination is allocated to the CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

These tests are based on the projected cash flow in each CGU or groups of CGUs, which are extracted from the business plan of the Company for a five-year period, mentioned in Note 3.2.1, and the Management plan for a period greater than 5 years to reflect industry cycle patterns, in a total projection period of 10 years. Perpetuity is also calculated based on the long-term vision and excluding real growth. Cash flows and perpetuity are adjusted to present value at a discount rate based on the Weighted Average Cost of Capital (“WACC”).

Goodwill and results of impairment tests are presented in Note 13(a) and (b).

(c)	Impairment loss

Impairment loss is recognized in profit or loss if the book value of the asset or CGU exceeds its impairment value. Recognized losses related to assets or CGUs are initially allocated for the reduction of any goodwill allocated, and then for reduction of the book value of other assets of the CGU (or group of CGUs) on a pro rata basis.

Impairment losses related to goodwill are not reversed. In the case of other assets, impairment losses are reversed only to the extent that the new book value of the asset does not exceed the book value that would have been calculated, net of depreciation or amortization, if the impairment loss had not been recognized.

3.2.3	Provisions and contingencies

Provisions are recorded when there is a present obligation (legal or constructive) as a result of a past event, and it is more likely than not that an outflow of resources will be required to settle the obligation.

Contingent liabilities are mainly related to discussions in the judicial and administrative spheres arising from primarily labor, corporate claims, civil and tax lawsuits.

The Management of Braskem, based on its assessment and of its external legal advisors, classifies these proceedings in terms of probability of loss as follows:

(i)	Probable loss – present obligation for which there is a higher probability of loss than of a favorable outcome;

(ii)	Possible loss – present obligation for which the possibility of loss is greater than remote and less than probable. For these claims, the Company does not recognize a provision and discloses the most significant matters in Note 24.2.

The provision for labor, corporate claims, civil and tax lawsuits correspond to the value of the claims plus interests by the estimated value of probable losses. On the acquisition date in business combination operations, a contingent liability is recorded when it represents a present obligation.

The Company’s management believes that the estimates related to the outcome of the proceedings and the possibility of future disbursement may change in view of the following: (i) higher courts may decide in a similar case involving another company, adopting a final interpretation of the matter and, consequently, advancing the termination of the proceeding involving the Company, without any disbursement or without implying the need of any financial settlement of the proceeding; and (ii) programs encouraging the payment of the debts implemented in Brazil at the Federal and State levels, in favorable conditions that may lead to a disbursement that is lower than the one that is recognized in the provision or lower than the value of the matter.

The Company’s contingencies are presented in Note 24.

3.2.4	Provision of expenses – Geological event in Alagoas

The provision recorded stems from the actions and measures relating to the geological phenomenon in Alagoas, which consider, among its main factors, the dealings of safety of people and the affected districts, the recovery of areas potentially affected by the geological event and discussions with the competent authorities as Terms of Agreements, disclosed in Note 26.

The amount of the provision could be affected materially by uncertainties relating to the geological phenomenon in Maceió, which include: actions to close and monitor wells, future studies by experts, changes related to the dynamics of the geological event, studies and the implementation of socio-environmental and urbanistic measures, implementation of the relocation program for risk areas and individual lawsuits, demands from public service concessionaires, any adherence by the municipality of Maceió and other entities to the Agreement for Socio-Environmental Reparation, as detailed in Note 26.

3.2.5	Provision for recovery of environmental damages

The provision for environmental liabilities is estimated based on current legal and constructive requirements, technology, price levels and expected remediation plans. Realized costs and cash outflows may differ from current estimates due to the changes in laws and regulations, public expectations, prices, new findings by the ongoing studies and analysis of local conditions and changes in remediation technologies.

The time and value of future expenses related to environmental liabilities are reviewed annually, as well as the interest rate used for discounting to present value.

The environmental liabilities are presented in Note 23 (a).

3.2.6	Financial instruments

(a)	Fair value of derivative and non-derivative financial instruments

The Company recognizes derivative financial instruments at their fair value and the main sources of information are the stock exchanges, commodities and futures markets, disclosures of the Central Bank of Brazil and quotation services such as Bloomberg and Reuters. Nevertheless, the volatility of the foreign exchange and interest rate markets in Brazil has been resulting in significant changes in future rates and interest rates over short periods of time, leading to significant changes in the fair value of swaps and other financial instruments.

The fair values of non-derivative quoted financial instruments are based on current bid prices. If the market for a financial asset and for unlisted securities is not active, the Company establishes fair value by using valuation techniques. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and option pricing models that make maximum use of market inputs and rely as little as possible on information provided by the Company’s Management.

Information on derivative and non-derivative financial instruments is presented in Note 20.

(b)	Hedge accounting

The Company designated non-derivate financial liabilities in foreign currency to hedge the future cash flows generated by its exports. This decision was based on two important concepts and judgments: (i) the high probability of performing exports according to its business plan, which are inherent to the market and business where it operates, and (ii) the ability of the Company to refinance its liabilities in U.S. dollar, since the priority financing in U.S. dollar is part of the Company’s guidelines and strategy and the maintenance of a minimum level of net liabilities in U.S. dollar is envisaged in the Financial Policy of the Company.

The subsidiary Braskem Idesa designated all of the financing it obtained from financial institutions for the construction of its industrial plant to protect part of its sales to be made in the same currency as said financing, the U.S. dollar. Braskem Idesa’s sales projection is reviewed periodically based on historical performance, strategic planning and market projections prepared by specialized external consulting firms, which are reviewed and complemented based on Management’s experience.

All hedge transactions conducted by the Company are in compliance with the accounting procedures and practices adopted by Braskem, and effectiveness tests are conducted for each transaction every quarter, which prove the effectiveness of its hedge strategy.

The Company determined that hedged items for the Braskem S.A. will be characterized by the first exports in in each quarter until the amount designated for each period is reached, while for the subsidiary Braskem Idesa, these items will be characterized by the first sales in U.S. dollar in the domestic market, disclosed in Notes 20.4(a.i) and 20.4(a.ii), respectively. The liabilities designated for hedge will be aligned with the hedging maturity schedule and the Company’s financial strategy.

According to the Financial Policy, the Company may contract derivatives (swaps, non-deliverable forwards (“NDFs”), options, etc.) to manage its exposure to foreign exchange and interest rates. These derivatives may be designated for hedge accounting based on the judgment of Management and when such designation is expected to better demonstrate the compensatory effects on the fluctuations in the items protected by the hedge. The Company currently has derivatives designated for cash flow hedge accounting, as reported in Note 20.3.